Trade Accounts Receivable (Details) - Schedule of Age Accounts Receivable Along with the Expected Credit Losses and Present Value Adjustment - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Current receivables
Current receivables, subtotal		$ 2,772,876	$ 3,106,792
Overdue receivables:
Overdue receivables, subtotal		617,980	771,333
Expected credit losses		(84,913)	(82,636)
Present value adjustment	[1]	(5,825)	(6,978)
Trade accounts receivable, net	[2]	3,390,856	3,878,125
From 1 to 30 days [Member]
Overdue receivables:
Overdue receivables, subtotal		397,753	482,104
From 31 to 60 days [Member]
Overdue receivables:
Overdue receivables, subtotal		93,175	113,266
From 61 to 90 days [Member]
Overdue receivables:
Overdue receivables, subtotal		29,490	66,493
Above 90 days [Member]
Overdue receivables:
Overdue receivables, subtotal		188,300	199,084
Domestic sales [Member]
Current receivables
Current receivables, subtotal		1,920,310	2,137,350
Foreign sales [Member]
Current receivables
Current receivables, subtotal		$ 852,566	$ 969,442

[1]	The Group discounts its receivables to present value using interest rates directly related to customer credit profiles. The monthly interest used to calculate the present value of outstanding receivables on December 31, 2023 were, mostly in Brazil, 1.2%, and 1.3% at December 31, 2022). Realization of the present value adjustment is recognized as deduction item to sales revenue.
[2]	Loans and receivables are classified as amortized cost; (ii) the trade accounts receivable are short-term and net of expected losses.